STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions to Net Assets Attributed to:
Interest and dividend income, investments	$ 27,129,389	$ 21,032,574
Interest income, participant loans	12,796	40,127
Net appreciation (depreciation) in fair value of investments	203,871,880	208,059,887
Investment income (loss)	231,014,065	229,132,588
Other additions	185,094	271,994
Employer contributions	13,241,289	11,011,395
Participant contributions	43,640,181	35,938,891
Rollovers	11,226,932	9,453,492
Total Additions	299,307,561	285,808,360
Deductions from Net Assets Attributed to:
Benefits paid to participants	101,298,068	102,743,994
Administrative expenses	878,156	916,329
Total Deductions	102,176,224	103,660,323
Net increase (decrease) in assets available for benefits	197,131,337	182,148,037
Net assets available for benefits, beginning of year	1,132,204,976	950,056,939
Net assets available for benefits, end of year	$ 1,329,336,313	$ 1,132,204,976